UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.
Schedules of Investments (Unaudited)
September 30, 2006

Seligman Capital Portfolio
	Shares or Principal Amount		Value
Common Stocks 97.6%
Aerospace and Defense 1.7%
L-3 Communications Holdings	500	shs.	$ 39,165
Precision Castparts	800		50,528
Rockwell Collins	1,800		98,712
			188,405
Air Freight and Logistics 0.6%
Expeditors International of Washington	1,600		71,328

Airlines 2.7%
AMR*	7,000		161,980
Southwest Airlines	8,500		141,610
			303,590
Automobiles 0.8%
Harley-Davidson	1,500		94,125

Biotechnology 2.3%
Applera-Celera Genomics Group*	2,900		40,368
Celgene*	1,300		56,290
Cephalon*	800		49,400
Cepheid*	7,000		50,540
Cubist Pharmaceuticals*	1,500		32,610
MedImmune*	1,050		30,670
			259,878
Capital Markets 5.2%
E*TRADE Financial*	10,200		243,984
Northern Trust	3,300		192,819
T. Rowe Price Group	3,100		148,335
			585,138
Chemicals 1.8%
International Flavors & Fragrances	4,000		158,160
Scotts Miracle-Gro	1,000		44,490
			202,650
Commercial Banks 1.3%
Commerce Bancorp	4,100		150,511

Commercial Services and Supplies 2.9%
ICT Group*	400		12,588
Herman Miller	9,200		314,732
			327,320
Communications Equipment 1.3%
Ciena*	3,442		93,795
Comverse Technology*	2,700		57,888
			151,683
Computers and Peripherals 4.3%
Diebold	5,200		226,356
Logitech International (ADR)*	3,700		80,512
Network Appliance*	2,000		74,020
SanDisk*	2,000		107,080
			487,968
Containers and Packaging 1.0%
Pactiv*	3,900		110,838

Diversified Commercial Services 0.3%
Regis	900		32,265

Electronic Equipment and Instruments 0.5%
Agilent Technologies*	1,900		62,111

Energy Equipment and Services 3.2%
BJ Services	3,500		105,455
Ensco International	1,200		52,596
Pride International*	3,800		104,196
Smith International	2,700		104,760
			367,007
Food and Staples Retailing 0.5%
Whole Foods Market	1,000		59,430

Food Products 5.8%
Dean Foods*	5,800		243,716
Hershey	1,100		58,795
Smithfield Foods*	3,800		102,676
J.M. Smucker	900		43,155
Tyson Foods (Class A)	13,200		209,616
			657,958
Health Care Equipment and Supplies 6.7%
Biomet	3,000		96,570
Conor Medsystems*	1,200		28,284
Cooper	3,000		160,500
Dade Behring Holdings	1,800		72,288
DENTSPLY International	2,800		84,308
Given Imaging*	2,000		38,180
Hologic*	1,300		56,576
Northstar Neuroscience*	4,000		52,800
Quidel*	4,100		57,892
St. Jude Medical*	3,100		109,399
			756,797
Health Care Providers and Services 3.8%
Coventry Health Care*	1,500		77,280
DaVita*	1,800		104,166
Laboratory Corporation of America Holdings*	500		32,785
Manor Care	1,800		94,104
Psychiatric Solutions*	2,100		71,589
Quest Diagnostics	900		55,044
			434,968
Health Care Technology 0.7%
Omnicell*	4,500		80,505

Hotels, Restaurants and Leisure 4.8%
Hilton Hotels	2,200		61,270
International Game Technology	3,000		124,500
Sonic*	5,150		116,442
Starwood Hotels & Resorts Worldwide	800		45,752
YUM! Brands	3,800		197,790
			545,754
Household Durables 1.3%
Garmin	3,000		146,340

Independent Power Producers and Energy Traders 1.0%
AES*	5,500		112,145

Internet and Catalog Retail 0.7%
Liberty Media Holding (Class A)*	3,700		75,406

IT Services 6.5%
Amdocs*	4,800		190,080
CheckFree*	1,400		57,848
Cognizant Technology Solutions (Class A)*	2,100		155,526
Fiserv*	5,300		249,577
Paychex	2,200		81,070
			734,101
Life Sciences Tools and Services 1.7%
Fisher Scientific International*	1,100		86,064
Nektar Therapeutics*	3,600		51,876
Pharmaceutical Product Development	1,600		57,104
			195,044
Machinery 1.1%
Dover	1,000		47,440
ITT	1,500		76,905
			124,345
Media 2.0%
EchoStar Communications (Class A)*	1,200		39,288
Liberty Global (Class A)*	3,900		100,386
Univision Communications (Class A)*	2,500		85,850
			225,524
Metals and Mining 0.8%
Freeport-McMoRan Copper & Gold (Class B)	1,800		95,868

Multiline Retail 1.3%
Family Dollar Stores	4,000		116,960
Nordstrom	700		29,610
			146,570
Oil, Gas and Consumable Fuels 2.4%
Kinder Morgan	700		73,395
Noble Energy	3,100		141,329
Pogo Producing	1,300		53,235
			267,959
Personal Products 2.6%
Avon Products	2,800		85,848
NBTY*	7,000		204,890
			290,738
Pharmaceuticals 3.5%
Allergan	1,200		135,132
Forest Laboratories*	1,500		75,915
K-V Pharmaceutical (Class A)*	2,700		63,990
Penwest Pharmaceuticals*	2,400		39,960
Sepracor*	1,700		82,348
			397,345
Road and Rail 1.3%
CSX	3,400		111,622
C.H. Robinson Worldwide	800		35,664
			147,286

Semiconductors and Semiconductor Equipment 5.4%
Agere Systems*	1,500		22,395
Broadcom (Class A)*	2,400		72,816
FormFactor*	1,100		46,343
Integrated Device Technology*	4,300		69,058
KLA-Tencor	1,100		48,917
Linear Technology	1,400		43,568
MEMC Electronic Materials*	800		29,304
Microchip Technology	1,200		38,904
Micron Technology*	5,000		87,000
NVIDIA*	5,200		153,868
			612,173
Software 6.4%
Activision*	6,800		102,680
BEA Systems*	7,900		120,080
Citrix Systems*	3,300		119,493
Cogent*	1,800		24,714
Electronic Arts*	2,200		122,496
Intuit*	1,500		48,135
salesforce.com*	2,300		82,524
Sonic Solutions*	4,600		70,104
THQ*	1,200		35,004
			725,230
Specialty Retail 5.0%
Abercrombie & Fitch (Class A)	1,600		111,168
GameStop (Class A)*	1,800		83,304
Limited Brands	2,300		60,927
Office Depot*	1,700		67,490
Tractor Supply*	1,200		57,912
Urban Outfitters*	6,200		109,678
Williams-Sonoma	2,300		74,497
			564,976
Textiles, Apparel and Luxury Goods 0.5%
Coach*	1,500		51,600

Thrifts and Mortgage Finance 0.7%
Hudson City Bancorp	5,600		74,200

Wireless Telecommunication Services 1.2%
American Tower (Class A)*	2,700		98,550
NII Holdings*	700		43,512
			142,062

Total Common Stocks			11,059,141

Repurchase Agreement 2.6%
State Street Bank 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $292,111, collateralized by: $250,000 US Treasury Bonds 7.25%, 5/15/2016 with a fair market value of $306,357	$292,000		292,000
Total Investments 100.2%			11,351,141
Other Assets Less Liabilities (0.2)%			(17,886)
Net Assets 100.0%			$11,333,255

____________
See accompanying notes.

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government and Government Agency Securities 48.3%
US Government Securities 24.2%
US Treasury Bills 4.81%, 10/5/2006	4.88%	$1,000,000	$ 999,332
US Treasury Notes:
3%, 12/31/2006	3.04	1,000,000	994,760
3.125%, 1/31/2007	3.17	1,000,000	993,776
Total US Government Securities			2,987,868

US Government Agency Securities 24.1%
Federal Home Loan Bank 5.145%, 10/6/2006	5.22	1,000,000	999,143
Federal Home Loan Mortgage 5.1%, 12/19/2006	5.17	1,000,000	988,667
Federal National Mortgage Association 5.11%, 10/3/2006	5.18	1,000,000	999,574
Total US Government Agency Securities			2,987,384

Total US Government and Government Agency Securities			5,975,252

Fixed Time Deposits 30.0%
ABN AMRO Bank, Grand Cayman 5.24%, 10/2/2006	5.31	619,000	619,000
Bank of Montreal, Toronto 5.22%, 10/2/2006	5.29	619,000	619,000
Bank of Novia Scotia International, Toronto 5.15%, 10/2/2006	5.22	619,000	619,000
BNP Paribas, Grand Cayman 5.28%, 10/3/2006	5.35	615,000	615,000
JPMorgan Chase, Nassau 5.188%, 10/2/2006	5.26	619,000	619,000
Royal Bank of Scotland, Grand Cayman 5.26%, 10/4/2006	5.33	615,000	615,000
			3,706,000

Commercial Paper 15.3%
AIG Funding 5.23%, 10/25/2006	5.30	645,000	642,657
American Express Credit 5.25%, 10/11/2006	5.32	647,000	645,962
General Electric Capital 5.23%, 11/3/2006	5.30	600,000	597,036
			1,885,655
Repurchase Agreement 6.4%
State Street Bank 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $793,301, collateralized by: $670,000 US Treasury Bonds 7.25%, 5/15/2016 with a fair market value of $821,037	4.61	793,000	793,000
Total Investments 100.0%			12,359,907

Other Assets Less Liabilities 0.0%			(1,825)

Net Assets 100.0%			$12,358,082

____________
See accompanying notes.

Seligman Common Stock Portfolio

	Shares, Warrants, Shares Subject to Call/Put or Principal Amount		Value
Common Stocks and Warrants 87.6%
Aerospace and Defense 2.9%
Boeing	1,000	shs.	$ 78,850
General Dynamics	600		43,002
Honeywell International	2,200		89,980
Raytheon* (exercise price of $37.50, expiring 6/16/2011)	267	wts.	3,810
			215,642
Air Freight and Logistics 0.6%
FedEx	400	shs.	43,472

Beverages 0.9%
Coca-Cola	700		31,276
Coca-Cola Enterprises	1,700		35,411
			66,687
Biotechnology 3.0%
Amgen*	1,200		85,836
Genentech*	700		57,890
Pharmion*	3,743		80,662
			224,388
Capital Markets 4.2%
Bank of New York	1,900		66,994
Goldman Sachs Group	200		33,834
Legg Mason	700		70,602
Merrill Lynch	1,300		101,686
Morgan Stanley	590		43,017
			316,133
Chemicals 0.8%
E.I. du Pont de Nemours	1,400		59,976

Commercial Banks 2.3%
SunTrust Banks	900		69,552
Wachovia	1,840		102,672
			172,224
Commercial Services and Supplies 0.8%
Waste Management	1,600		58,688

Communications Equipment 5.7%
Cisco Systems*	2,970		68,310
Comverse Technology*	3,200		68,608
Corning*	2,791		68,128
Lucent Technologies*	12,500		29,250
Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	36,720	wts.	6,977
Motorola	1,500	shs.	37,500
Nokia (ADR)	1,900		37,411
QUALCOMM	3,000		109,050
			425,234
Computers and Peripherals 2.7%
EMC*	7,400		88,652
International Business Machines	920		75,385
Seagate Technology	1,600		36,944
			200,981
Consumer Finance 0.9%
Capital One Financial	900		70,794

Containers and Packaging 1.2%
Smurfit-Stone Container*	8,000		89,600

Diversified Financial Services 6.2%
Bank of America	1,640		87,855
CIT Group	600		29,178
Citigroup	3,860		191,726
JPMorgan Chase	3,240		152,150
			460,909

Diversified Telecommunication Services 2.1%
AT&T	1,600		52,096
Citizens Communications	3,100		43,524
Verizon Communications	500		18,565
Windstream	3,400		44,846
			159,031
Electronic Equipment and Instruments 0.5%
Symbol Technologies	2,400		35,664

Energy Equipment and Services 1.1%
Halliburton	1,200		34,140
Tidewater	1,000		44,190
			78,330
Food and Staples Retailing 2.0%
Rite Aid*	8,100		36,774
SUPERVALU	1,300		38,545
Wal-Mart Stores	1,510		74,473
			149,792
Health Care Equipment and Supplies 2.0%
Bausch & Lomb	400		20,052
Boston Scientific*	4,500		66,555
Medtronic	1,300		60,372
			146,979
Health Care Providers and Services 3.1%
Aetna	1,900		75,145
UnitedHealth Group	1,200		59,040
WellPoint*	1,300		100,165
			234,350
Hotels, Restaurants and Leisure 0.9%
Harrah's Entertainment	1,000		66,430

Industrial Conglomerates 4.4%
General Electric	6,810		240,393
3M	1,200		89,304
			329,697
Insurance 3.6%
Allstate	400		25,092
American International Group	1,900		125,894
MetLife	600		34,008
UnumProvident	1,600		31,024
XL Capital (Class A)	800		54,959
			270,977
Internet Software and Services 1.6%
Google (Class A)*	100		40,190
McAfee*	1,900		46,474
Yahoo!*	1,400		35,392
			122,056
Machinery 0.7%
Illinois Tool Works	1,180		52,982

Media 2.3%
Clear Channel Communications	1,220		35,197
News Corp. (Class B)	2,300		45,195
Time Warner	4,990		90,968
			171,360
Metals and Mining 0.8%
Alcoa	1,300		36,452
Freeport-McMoRan Copper & Gold (Class B)	500		26,630
			63,082
Multi-Utilities 1.0%
Dominion Resources	600		45,894
DTE Energy	700		29,057
			74,951
Multiline Retail 1.5%
Dollar General	5,200		70,876
Target	700		38,675
			109,551
Oil, Gas and Consumable Fuels 6.7%
Chevron	1,800		116,748
ConocoPhillips	1,500		89,295
Exxon Mobil	2,750		184,525
Murphy Oil	1,140		54,207
Sunoco	850		52,862
			497,637
Pharmaceuticals 4.9%
Forest Laboratories*	1,000		50,610
Johnson & Johnson	442		28,703
Eli Lilly	400		22,800
Pfizer	4,400		124,784
Valeant Pharmaceuticals International	2,300		45,494
Wyeth	1,870		95,071
			367,462
Real Estate Management and Development 0.3%
Realogy*	875		19,845

Road and Rail 0.1%
Avis Budget Group	350		6,402

Semiconductors and Semiconductor Equipment 1.9%
Broadcom (Class A)*	1,300		39,442
Marvell Technology Group*	2,100		40,677
Maxim Integrated Products	1,100		30,877
Texas Instruments	1,000		33,250
			144,246
Software 4.0%
Activision*	1,700		25,670
Business Objects (ADR)*	1,300		44,317
Cogent*	6,800		93,364
Microsoft	4,970		135,830
			299,181
Specialty Retail 4.5%
Abercrombie & Fitch (Class A)	500		34,740
Best Buy	1,800		96,408
Foot Locker	2,400		60,600
Home Depot	2,500		90,675
Urban Outfitters*	3,100		54,839
			337,262
Thrifts and Mortgage Finance 1.1%
Fannie Mae	700		39,137
Freddie Mac	600		39,798
			78,935
Tobacco 2.7%
Altria Group	2,670		204,389

Wireless Telecommunication Services 1.6%
American Tower (Class A)*	1,000		36,500
Sprint Nextel	4,800		82,320
			118,820

Total Common Stocks and Warrants			6,544,139

Options Purchased* 2.9%
Beverages 0.1%
Coca-Cola Enterprises, Call expiring January 2008 at $15	1,400		9,380

Biotechnology 0.1%
Pharmion, Call expiring December 2006 at $17.50	800		3,600

Communications Equipment 0.3%
Comverse Technology, Call expiring January 2007 at $20	3,400		17,340
Corning, Call expiring January 2007 at $22.50	2,400		8,160
			25,500
Computers and Peripherals 0.2%
Dell, Call expiring January 2008 at $25	3,900		11,115
Seagate Technology, Call expiring January 2007 at $17.50	1,100		6,710
			17,825
Consumer Finance 0.2%
Capital One Financial, Call expiring January 2008 at $80	1,100		12,760

Food Products 0.0%
Kraft Foods (Class A), Put expiring March 2007 at $30	800		320

Health Care Equipment and Supplies 0.4%
Bausch & Lomb, Call expiring January 2008 at $50	1,000		8,550
Boston Scientific, Call expiring January 2009 at $20	3,200		7,200
St. Jude Medical, Call expiring January 2008 at $35	1,700		10,795
			26,545
Industrial Conglomerates 0.0%
3M, Call expiring January 2009 at $80	100		840

Internet Software and Services 0.2%
eBay, Call expiring January 2008 at $30	1,500		7,500
Yahoo!, Call expiring January 2009 at $30	1,400		6,580
			14,080
Multiline Retail 0.1%
Dollar General, Call expiring January 2008 at $15	5,500		8,525

Oil, Gas and Consumable Fuels 0.1%
Murphy Oil, Call expriring January 2008 at $50	500		3,100

Pharmaceuticals 0.1%
Bristol-Myers Squibb, Call expiring January 2008 at $20	800		4,320

Semiconductors and Semiconductor Equipment 0.1%
Marvell Technology Group, Call expiring January 2009 at $20	1,600		10,560

Software 0.4%
Activision, Call expiring January 2008 at $15	4,700		16,215
Cogent, Call expiring December 2006 at $15	4,300		4,945
Cogent, Call expiring March 2007 at $12.50	3,800		11,400
			32,560
Tobacco 0.5%
Altria Group, Call expiring January 2008 at $75	1,100		9,130
Altria Group, Call expiring January 2008 at $80	2,400		13,920
Altria Group, Call expiring January 2008 at $85	3,700		15,170
			38,220
Wireless Telecommunication Services 0.1%
Sprint Nextel, Call expiring January 2009 at $20	3,100		7,285

Total Options Purchased			215,420

Short-Term Holdings 8.4%
Repurchase Agreement 3.9%
State Street Bank 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $290,110, collateralized by: $245,000 US Treasury Bonds 7.25%, 5/15/2016 with a fair market value of $300,230	$ 290,000		290,000

Corporate Notes 3.7%
Goldman Sachs Group:
13%, 12/20/2006†(1)	36,000		35,370
8.25%, 7/27/2007†(2)	1,393		35,314
13.75%, 8/2/2007†(3)	2,071		38,328
9.8%, 9/27/2007†(4)	1,592		35,833
Merrill Lynch 13.6%, 3/27/2007†(5)	998		36,067
Morgan Stanley (6):
10.6%, 3/27/2007†	1,342		36,811
10.25%, 8/25/2007†	2,059		57,672
			275,395

US Government Securities 0.8%
US Treasury Notes 2.875%, 11/30/2006	65,000	(7)	64,802

Total Short-Term Holdings			630,197

Total Investments 98.9%			7,389,756

Other Assets Less Liabilities 1.1%			78,966

Net Assets 100.0%			$ 7,468,722

Schedule of Options Written	Shares Subject to Put		Value
Options Written*
Foot Locker, expiring November 2006 at $25	300		$ (405)
Hewlett-Packard, expiring November 2006 at $35	1,600		(1,520)
Total Options Written			$(1,925)

__________
See accompanying notes.

Seligman Communications and Information Portfolio

	Shares or Principal Amount		Value
Common Stocks 85.8%
Application Software 4.6%
Business Objects (ADR)*	19,800	shs.	$ 674,982
Cognos*	19,300		704,450
salesforce.com*	33,600		1,205,568
			2,585,000
Communications Equipment 9.0%
Cisco Systems*	37,700		867,100
Corning*	41,500		1,013,015
Foundry Networks*	9,600		126,240
Motorola	22,800		570,000
Nokia (ADR)	16,300		320,947
QUALCOMM	35,500		1,290,425
Research In Motion*	3,000		307,980
TomTom*	13,100		551,263
			5,046,970
Computer Hardware 3.8%
Apple Computer*	16,300		1,255,589
Hewlett-Packard	24,000		880,560
			2,136,149
Computer Storage and Peripherals 8.5%
Electronics for Imaging*	28,800		658,944
EMC*	95,500		1,144,090
Komag*	16,000		511,360
Seagate Technology*	105,700		2,440,613
			4,755,007
Consumer Electronics 0.6%
Garmin	6,200		302,436

Consumer Software 0.9%
Activision*	19,100		288,410
THQ*	7,700		224,609
			513,019
Data Processing and Outsourced Services 0.9%
First Data	12,300		516,600

Electronic Equipment Manufacturers 1.4%
Mettler-Toledo International*	900		59,535
Orbotech*	30,600		725,220
			784,755
Electronic Manufacturing Services 0.7%
Hon Hai Precision Industry	67,000		407,901

Health Care Equipment 1.9%
American Medical Systems Holdings*	25,500		469,965
Cytyc*	12,700		310,896
Kinetic Concepts*	8,100		254,826
			1,035,687
Internet Software and Services 19.2%
Digital River*	25,700		1,313,784
McAfee*	155,100		3,793,746
Sina*	5,100		128,265
Symantec*	166,983		3,553,398
VeriSign*	97,500		1,969,500
			10,758,693
IT Consulting and Other Services 2.9%
Amdocs*	41,400		1,639,440

Life Sciences Tools and Services 0.7%
PerkinElmer	14,900		282,057
Ventana Medical Systems*	2,400		97,992
			380,049
Publishing and Printing 0.8%
Getty Images*	8,400		417,312

Semiconductor Equipment 10.8%
ASML Holding (NY shares)*	50,300		1,170,984
Cymer*	42,700		1,874,957
KLA-Tencor	40,700		1,809,929
Lam Research*	20,000		906,600
Novellus Systems*	10,200		282,132
Verigy Pte*	1,500		24,390
			6,068,992
Semiconductors 7.8%
ARM Holdings	129,550		284,890
Integrated Device Technology*	18,100		290,686
Linear Technology	8,700		270,744
LSI Logic*	34,500		283,590
Marvell Technology Group*	47,600		922,012
Maxim Integrated Products	19,000		533,330
Microchip Technology	8,800		285,296
Monolithic Power Systems*	25,200		238,392
Silicon Laboratories*	9,300		288,486
Silicon-On-Insulator-Technologies*	4,618		133,577
Texas Instruments	25,800		857,850
			4,388,853
Systems Software 2.1%
BMC Software*	20,300		552,566
CA	5,700		135,033
Commvault Systems*	1,300		23,400
Red Hat*	21,300		449,004
			1,160,003
Technical Software 8.1%
Cadence Design Systems*	85,100		1,443,296
Synopsys*	157,900		3,113,788
			4,557,084
Wireless Telecommunication Services 1.1%
Alltel	4,800		266,400
NII Holdings*	5,800		360,528
			626,928

Total Common Stocks			48,080,878

Short-Term Holdings 14.9%
Repurchase Agreement 9.9%
State Street Bank 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $5,582,116, collateralized by: $4,695,000 US Treasury Bonds 7.25%, 5/15/2016 with a fair market value of $5,753,384	$5,580,000		5,580,000

Fixed Time Deposit 5.0%
BNP Paribas, Grand Cayman 5.28%, 10/3/2006	2,800,000		2,800,000

Total Short-Term Holdings			8,380,000

Total Investments 100.7%			56,460,878

Other Assets Less Liabilities (0.7)%			(394,910)

Net Assets 100.0%			$56,065,968

__________
See accompanying notes.

Seligman Global Technology Portfolio

	Shares	Value
Common Stocks 89.0%
Canada 2.1%
Cognos* (Application Software)	3,400	$ 124,100
Research In Motion* (Communications Equipment)	600	61,596
		185,696
China 0.5%
Tencent Holdings (Internet Software and Services)	19,000	43,602

Finland 1.0%
Nokia (ADR) (Communications Equipment)	4,300	84,667

France 2.4%
Atos Origin* (IT Consulting and Other Services)	1,529	84,157
Business Objects (ADR)* (Application Software)	3,200	109,088
Silicon-On-Insulator-Technologies* (Semiconductors)	689	19,862
		213,107
Germany 0.7%
Infineon Technologies* (Semiconductors)	5,400	63,957

India 1.1%
Rolta India (IT Consulting and Other Services)	4,900	23,289
Rolta India (GDR)* (IT Consulting and Other Services)	2,447	11,623
Rolta India (GDR)†* (IT Consulting and Other Services)	12,300	58,425
		93,337
Israel 0.9%
Orbotech* (Electronic Equipment Manufacturers)	3,300	78,210

Japan 7.8%
Canon (Office Electronics)	1,800	94,236
Hoya (Electronic Equipment Manufacturers)	3,300	124,822
Keyence (Electronic Equipment Manufacturers)	200	46,215
Matsushita Electric Industrial (Consumer Electronics)	4,100	87,092
Murata Manufacturing (Electronic Equipment Manufacturers)	1,300	90,663
Sega Sammy Holdings (Leisure Products)	2,300	73,831
Shinko Electric Industries (Semiconductors)	1,700	47,561
Tokuyama (Specialty Chemicals)	3,000	39,973
Tokyo Electron (Semiconductor Equipment)	1,100	81,599
		685,992
Netherlands 3.1%
ASML Holding (NY shares)* (Semiconductor Equipment)	5,900	137,352
TomTom* (Communications Equipment)	3,304	138,547
		275,899
Norway 0.2%
Tandberg Television* (Communications Equipment)	2,600	21,099

Singapore 0.9%
STATS ChipPAC* (Semiconductors)	12,300	73,923

South Korea 1.4%
Gmarket (ADR)* (Internet Retail)	3,500	50,925
Hynix Semiconductor* (Semiconductors)	980	38,776
Samsung Electronics (Semiconductors)	50	35,211
		124,912

Taiwan 4.1%
High Tech Computer (Computer Hardware)	2,000	52,804
Hon Hai Precision Industry (Electronic Manufacturing Services)	14,723	89,505
Mitac International (Computer Hardware)	40,000	42,289
Novatek Microelectronics (Semiconductors)	8,000	37,623
Powerchip Semiconductor (Semiconductors)	97,000	61,846
Siliconware Precision Industries (Semiconductors)	65,000	77,402
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors)	1	9
		361,478
United Kingdom 0.8%
ARM Holdings (Semiconductors)	30,460	66,899

United States 62.0%
Activision* (Consumer Software)	2,800	42,280
Amdocs* (IT Consulting and Other Services)	6,500	257,400
American Medical Systems Holdings* (Health Care Equipment)	2,400	44,232
Apple Computer* (Computer Hardware)	2,200	169,466
Avnet* (Technology Distributors)	2,200	43,164
Avocent* (Communications Equipment)	1,300	39,156
BMC Software* (Systems Software)	3,000	81,660
CA (Systems Software)	900	21,321
Cadence Design Systems* (Technical Software)	9,700	164,512
Cisco Systems* (Communications Equipment)	4,700	108,100
Commvault Systems* (Systems Software)	200	3,600
Comverse Technology* (Communications Equipment)	2,900	62,176
Corning* (Communications Equipment)	6,100	148,901
Cymer* (Semiconductor Equipment)	3,400	149,294
Digital River* (Internet Software and Services)	3,400	173,808
Electronics for Imaging* (Computer Storage and Peripherals)	2,500	57,200
EMC* (Computer Storage and Peripherals)	14,000	167,720
First Data (Data Processing and Outsourced Services)	1,800	75,600
Foundry Networks* (Communications Equipment)	1,500	19,725
Garmin (Consumer Electronics)	900	43,902
Getty Images* (Publishing and Printing)	1,200	59,616
Hewlett-Packard (Computer Hardware)	3,500	128,415
Home Diagnostics* (Health Care Equipment)	3,900	51,051
Integrated Device Technology* (Semiconductors)	2,700	43,362
Kenexa* (Human Resources and Employment Services)	2,500	63,050
KLA-Tencor (Semiconductor Equipment)	6,100	271,267
Komag* (Computer Storage and Peripherals)	1,300	41,548
Lam Research* (Semiconductor Equipment)	2,900	131,457
Linear Technology (Semiconductors)	1,200	37,344
LSI Logic* (Semiconductors)	5,200	42,744
Marvell Technology Group* (Semiconductors)	6,500	125,905
Maxim Integrated Products (Semiconductors)	2,800	78,596
McAfee* (Internet Software and Services)	16,300	398,698
Mettler-Toledo International* (Electronic Equipment Manufacturers)	500	33,075
Motorola (Communications Equipment)	3,400	85,000
NII Holdings* (Wireless Telecommunication Services)	1,200	74,592
Novellus Systems* (Semiconductor Equipment)	1,500	41,490
QUALCOMM (Communications Equipment)	5,200	189,020
Quest Software* (Application Software)	5,500	78,540
Red Hat* (Systems Software)	3,100	65,348
salesforce.com* (Application Software)	5,300	190,164
Seagate Technology* (Computer Storage and Peripherals)	12,000	277,079
Silicon Laboratories* (Semiconductors)	1,400	43,428
Symantec* (Internet Software and Services)	18,076	384,657
Synopsys* (Technical Software)	12,500	246,500
Texas Instruments (Semiconductors)	3,700	123,025
THQ* (Consumer Software)	1,100	32,087
VeriSign* (Internet Software and Services)	12,600	254,520
		5,464,795

Total Investments 89.0%		7,837,573

Other Assets Less Liabilities 11.0%		973,247

Net Assets 100.0%		$8,810,820

__________
See accompanying notes.

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 97.5%
Australia 0.5%
Aristocrat Leisure (Hotels, Restaurants and Leisure)	1,843	$ 19,354

Austria 1.4%
Erste Bank Der Oesterreichischen Sparkassen (Commercial Banks)	855	53,183

Belgium 0.0%
UCB (Pharmaceuticals)	29	1,843

Canada 6.3%
Cameco (Oil, Gas and Consumable Fuels)	1,200	43,884
Research In Motion* (Communications Equipment)	1,000	102,660
Rogers Communications (Class B) (Media)	1,000	54,753
SNC-Lavalin Group (Construction and Engineering)	1,481	38,107
		239,404
China 0.2%
Baidu.com (ADR)* (Internet Software and Services)	100	8,754

France 16.4%
BNP Paribas (Commercial Banks)	473	50,830
Essilor International (Health Care Equipment and Supplies)	424	43,383
Groupe Danone (Food Products)	778	109,086
PPR* (Multiline Retail)	534	79,064
Sanofi-Aventis (Pharmaceuticals)	508	45,182
Unibail (Real Estate Investment Trusts)	367	77,157
Vallourec (Machinery)	487	113,210
Veolia Environnement (Multi-Utilities)	1,855	111,888
		629,800
Germany 3.5%
Allianz (Insurance)	291	50,457
Deutsche Boerse (Diversified Financial Services)	202	30,347
KarstadtQuelle (Multiline Retail)	522	12,396
Salzgitter (Metals and Mining)	424	39,773
		132,973
Greece 0.6%
OPAP (Hotels, Restaurants and Leisure)	723	24,225

Hong Kong 2.8%
BOC Hong Kong Holdings (Commercial Banks)	21,000	47,219
China Mobile (Wireless Telecommunication Services)	2,500	17,708
Shun Tak Holdings (Real Estate Management and Development)	34,000	40,142
		105,069
Ireland 2.4%
Elan (ADR)* (Pharmaceuticals)	2,600	39,988
Ryanair Holdings (ADR)* (Airlines)	800	50,632
		90,620

Japan 15.2%
Daiichi Sankyo (Pharmaceuticals)	1,900	53,949
Eisai (Pharmaceuticals)	1,200	58,171
Elpida Memory* (Semiconductors and Semiconductor Equipment)	1,100	50,148
Japan Tobacco (Tobacco)	20	77,846
Nintendo (Software)	500	103,261
ORIX (Consumer Finance)	100	27,765
Rakuten (Internet and Catalog Retail)	52	20,496
Shinsei Bank (Commercial Banks)	5,000	30,545
Sumitomo Realty & Development (Real Estate Management and Development)	2,000	58,968
Suzuki Motor (Automobiles)	1,600	40,735
Toshiba (Computers and Peripherals)	4,000	26,046
Toyota Motor (Automobiles)	600	32,670
		580,600
Mexico 2.8%
America Movil (Class L)(ADR) (Wireless Telecommunication Services)	2,000	78,740
Fomento Economico Mexicano (ADR) (Beverages)	300	29,082
		107,822
Netherlands 4.8%
ASML Holding* (Semiconductors and Semiconductor Equipment)	2,380	55,317
Euronext (Diversified Financial Services)	354	34,355
Philips Electronics (Household Durables)	2,680	93,785
		183,457
Norway 0.2%
Statoil (Oil, Gas and Consumable Fuels)	350	8,292

South Korea 2.2%
Samsung Electronics (Semiconductors and Semiconductor Equipment)	119	83,801

Spain 1.1%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	1,888	43,668

Sweden 1.4%
Swedish Match* (Tobacco)	3,200	52,033

Switzerland 9.2%
Logitech International* (Computers and Peripherals)	3,652	79,421
Nestle (Food Products)	268	93,397
Roche Holding (Pharmaceuticals)	202	34,945
Swatch Group (Textiles, Apparel and Luxury Goods)	1,387	53,743
UBS (Capital Markets)	1,540	91,999
		353,505
Taiwan 1.8%
Hon Hai Precision Industry (Electronic Equipment and Instruments)	11,400	69,303

United Kingdom 24.7%
Admiral Group (Insurance)	683	10,585
ARM Holdings (Semiconductors and Semiconductor Equipment)	33,492	73,558
AstraZeneca (Pharmaceuticals)	1,458	91,142
Boots Group (Food and Staples Retailing)	4,283	62,109
British Airways* (Airlines)	6,023	48,091
British Land (Real Estate Management and Development)	2,227	56,815
Carphone Warehouse Group (Specialty Retail)	17,593	101,032
Debenhams* (Multiline Retail)	11,411	38,786
EMI Group (Media)	14,712	73,303
Kesa Electricals (Specialty Retail)	8,608	52,562
Man Group (Capital Markets)	6,712	56,225
Next (Multiline Retail)	549	19,472
Reckitt Benckiser (Household Products)	1,491	61,757
Reed Elsevier (Media)	4,208	46,642
Standard Chartered (Commercial Banks)	2,177	55,695
Tesco (Food and Staples Retailing)	14,292	96,258
		944,032

Total Investments 97.5%		3,731,738

Other Assets Less Liabilities 2.5%		97,453

Net Assets 100.0%		$ 3,829,191

__________
See accompanying notes.

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount	Value
US Government and Government Agency Securities 51.0%
US Government Securities 20.4%
US Treasury Bonds:
8.125%, 8/15/2021	$ 15,000	$ 20,215
5.375%, 2/15/2031	80,000	86,431
4.5%, 2/15/2036	95,000	91,059
US Treasury Inflation-Protected
Securities 2.5%, 7/15/2016	15,115	15,422
US Treasury Notes:
4.25%, 11/30/2007	66,000	65,549
4.875%, 8/15/2009	20,000	20,142
4.875%, 5/31/2011	15,000	15,177
4.875%, 7/31/2011	5,000	5,060
4.625%, 8/31/2011	5,000	5,007
5.125%, 5/15/2016	25,000	25,941
4.875%, 8/15/2016	75,000	76,442
		426,445
Government Agency Securitiesø 15.0%
Fannie Mae:
5.4%, 4/13/2009	75,000	75,018
5.5%, 2/22/2011	90,000	90,059
6%, 9/1/2036	25,000	25,123
Freddie Mac Gold:
5.4%, 2/28/2011	45,000	45,010
5.2%, 3/5/2019	80,000	77,951
		313,161
Government Agency Mortgage-Backed Securities††ø 15.6%
Fannie Mae:
7%, 7/1/2008	4,761	4,799
7%, 2/1/2012	2,734	2,756
8.5%, 9/1/2015	3,632	3,851
6.5%, 5/1/2017	14,717	15,050
5.5%, 2/1/2018	28,903	28,962
7%, 1/1/2032	14,052	14,471
7%, 5/1/2032	32,081	33,036
5.5%, 10/1/2035	27,276	26,894
6%, 4/1/2036	24,771	24,564
6%, 8/1/2036#	29,993	30,321
6.125%, 8/1/2036#	39,953	40,403
TBA 6.5%, 10/2006	65,000	66,198

Freddie Mac Gold:
6%, 11/1/2010	4,563	4,612
8%, 12/1/2023	2,858	3,006
TBA 5%, 10/2006	30,000	28,856
		327,779
Total US Government and Government Agency Securities		1,067,385

Corporate Bonds 40.5%
Air Freight and Logistics 1.4%
FedEx 5.5%, 8/15/2009	30,000	30,212

Beverages 0.6%
Anheuser-Busch 7.55%, 10/1/2030	10,000	12,380

Capital Markets 2.4%
Bear Stearns 5.7%, 11/15/2014	15,000	15,240
Goldman Sachs Group 5.35%, 1/15/2016	10,000	9,833
Lehman Brothers Holdings 5.75%, 5/17/2013	25,000	25,479
		50,552
Commercial Banks 3.2%
KeyCorp 5.571%, 6/2/2008#	20,000	20,054
Republic New York 5.875%, 10/15/2008	15,000	15,176
US Bank 6.375%, 8/1/2011	10,000	10,506
Wachovia 5.7%, 8/1/2013	10,000	10,243
Wells Fargo Bank 5.75%, 5/16/2016	10,000	10,283
		66,262

Consumer Finance 1.4%
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000	30,157

Diversified Financial Services 4.4%
Bank of America:
5.375%, 8/15/2011	20,000	20,196
6.25%, 4/15/2012	25,000	26,267
Citigroup:
5.1%, 9/29/2011	10,000	9,980
5.85%, 8/2/2016	20,000	20,710
Western Union 5.93%, 10/1/2016†	15,000	15,152
		92,305
Diversified Telecommunication Services 3.9%
BellSouth 5.2%, 9/15/2014	20,000	19,308
Sprint Capital 8.75%, 3/15/2032	5,000	6,115
Telecom Italia Capital 6.2%, 7/18/2011	15,000	15,194
Verizon Communications 5.35%, 2/15/2011	40,000	40,145
		80,762
Electric Utilities 3.9%
Commonwealth Edison 3.7%, 2/1/2008	15,000	14,662
FPL Group Capital 6.35%, 10/1/2066#	10,000	10,142
MidAmerican Energy Holdings 6.125%, 4/1/2036†	15,000	15,214
Ohio Power 6%, 6/1/2016	15,000	15,433
San Diego Gas & Electric 6%, 6/1/2026	10,000	10,410
Tampa Electric 6.55%, 5/15/2036	15,000	16,111
		81,972
Food and Staples Retailing 1.3%
Wal-Mart Stores 6.875%, 8/10/2009	25,000	26,198

Household Products 0.5%
Procter & Gamble 5.5%, 2/1/2034	10,000	10,006

Insurance 2.2%
CNA Financial 6%, 8/15/2011	25,000	25,377
Endurance Specialty Holdings 6.15%, 10/15/2015	15,000	14,818
Hartford Financial Services Group 5.95%, 10/15/2036	5,000	5,017
		45,212
Media 1.4%
Comcast:
5.9%, 3/15/2016	20,000	20,045
6.45%, 3/15/2037	10,000	10,038
		30,083
Multi-Utilities 0.5%
Consolidated Edison 5.5%, 9/15/2016	10,000	10,047

Oil, Gas and Consumable Fuels 4.5%
Anadarko Petroleum 6.45%, 9/15/2036	10,000	10,248
ConocoPhillips Australia Funding 5.5%, 4/15/2013	40,000	40,587
Pemex Project Funding 8%, 11/15/2011	40,000	44,020
		94,855
Pharmaceuticals 0.2%
Abbott Laboratories 5.875%, 5/15/2016	5,000	5,189

Real Estate Investment Trusts 2.9%
AvalonBay Communities 5.75%, 9/15/2016	15,000	15,178
iStar Financial 5.95%, 10/15/2013†	15,000	15,097
Nationwide Health Properties 6.5%, 7/15/2011	30,000	30,708
		60,983
Real Estate Management and Development 1.9%
AMB Property 5.9%, 8/15/2013	15,000	15,256
ERP Operating 5.2%, 4/1/2013	25,000	24,634
		39,890
Thrifts and Mortgage Finance 2.9%
Countrywide Funding 5.625%, 7/15/2009	40,000	40,403
PMI Group 6%, 9/15/2016	10,000	10,145
Residential Capital 6.375%, 6/30/2010	10,000	10,126
		60,674
Wireless Telecommunication Services 1.0%
Nextel Partners 8.125%, 7/1/2011	20,000	21,054

Total Corporate Bonds		848,793

Collateralized Mortgage Obligations 3.9%
Commercial Banks 1.8%
Wells Fargo 4.733%, 7/25/2034#	38,429	37,460

Thrifts and Mortgage Finance 2.1%
Indymac Index Mortgage Loan Trust 6.213%, 3/25/2036#	44,300	44,975

Total Collateralized Mortgage Obligations		82,435

Asset-Backed Security†† 1.5%
Household Durables 1.5%
Centex Home Equity 7.37%, 12/25/2032#	30,423	30,475

Repurchase Agreement 5.8%
State Street Bank 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $122,046, collateralized by: $105,000 US Treasury Bonds 7.25%, 5/15/2016 with a fair market value of $128,670	122,000	122,000

Total Investments 102.7%		2,151,088

Other Assets Less Liabilities (2.7)%		(55,708)

Net Assets 100.0%		$ 2,095,380

__________
See accompanying notes.

Seligman Large-Cap Value Portfolio

	Shares	Value
Common Stocks 100.5%
Aerospace and Defense 6.5%
Honeywell International	3,500	$ 143,150
United Technologies	2,300	145,705
		288,855
Capital Markets 3.5%
Bank of New York	4,500	158,670

Chemicals 8.4%
E.I. du Pont de Nemours	3,100	132,804
Praxair	2,500	147,900
Rohm and Haas	2,000	94,700
		375,404
Commercial Banks 3.0%
U.S. Bancorp	4,000	132,880

Communications Equipment 7.0%
Juniper Networks*	8,000	138,240
Motorola	7,000	175,000
		313,240
Diversified Financial Services 7.3%
Bank of America	3,000	160,710
JPMorgan Chase	3,500	164,360
		325,070
Food and Staples Retailing 3.3%
Costco Wholesale	3,000	149,040

Food Products 1.7%
Tyson Foods (Class A)	4,900	77,812

Health Care Equipment and Supplies 8.3%
Baxter International	3,300	150,018
Boston Scientific*	5,500	81,345
Medtronic	3,000	139,320
		370,683
Independent Power Producers and Energy Traders 3.4%
AES*	7,500	152,925

Industrial Conglomerates 3.2%
General Electric	4,000	141,200

Insurance 9.6%
Prudential Financial	2,000	152,500
St. Paul Travelers Companies	3,000	140,670
UnumProvident	7,000	135,730
		428,900
Machinery 2.9%
Caterpillar	2,000	131,600

Multiline Retail 3.1%
J.C. Penney	2,000	136,780

Oil, Gas and Consumable Fuels 10.9%
Chevron	2,000	129,720
Marathon Oil	1,400	107,660
Valero Energy	2,000	102,940
Williams Companies	6,100	145,607
		485,927
Pharmaceuticals 3.4%
Wyeth	3,000	152,520

Road and Rail 5.9%
CSX	4,000	131,320
Union Pacific	1,500	132,000
		263,320
Specialty Retail 3.0%
The Gap	7,000	132,650

Thrifts and Mortgage Finance 3.0%
Washington Mutual	3,100	134,757

Tobacco 3.1%
Altria Group	1,800	137,790

Total Investments 100.5%		4,490,023

Other Assets Less Liabilities (0.5)%		(21,533)

Net Assets 100.0%		$4,468,490

__________
See accompanying notes.

Seligman Smaller-Cap Value Portfolio

	Shares or Principal Amount		Value
Common Stocks 99.2%
Aerospace and Defense 2.8%
Cubic	300,000	shs.	$ 5,874,000

Airlines 3.1%
Continental Airlines*	230,000		6,511,300

Biotechnology 3.7%
Keryx Biopharmaceuticals*	289,700		3,427,151
PDL BioPharma*	230,000		4,416,000
			7,843,151
Chemicals 7.8%
Cabot	150,000		5,580,000
Hercules*	400,000		6,308,000
Minerals Technologies	90,000		4,806,000
			16,694,000
Commercial Banks 1.7%
South Financial Group	141,000		3,670,230

Commercial Services and Supplies 7.1%
Brink's	90,000		4,775,400
Korn/Ferry International*	250,000		5,235,000
Waste Connections*	135,000		5,117,850
			15,128,250
Communications Equipment 2.3%
F5 Networks*	90,000		4,834,800

Computers and Peripherals 1.4%
Hypercom*	450,000		3,051,000

Construction and Engineering 3.0%
Shaw Group*	275,000		6,501,000

Diversified Consumer Services 2.9%
Sotheby's Holdings (Class A)	190,000		6,125,600

Electrical Equipment 4.3%
EnerSys*	280,000		4,491,200
General Cable*	63,800		2,437,798
Thomas & Betts*	46,500		2,218,515
			9,147,513
Electronic Equipment and Instruments 4.9%
Symbol Technologies	350,000		5,201,000
Trimble Navigation*	110,000		5,178,800
			10,379,800
Energy Equipment and Services 5.0%
Hanover Compressor*	320,000		5,830,400
Universal Compression Holdings*	90,000		4,810,500
			10,640,900
Food and Staples Retailing 2.0%
Central European Distribution*	185,000		4,330,850

Food Products 2.2%
Bunge	80,000		4,636,000

Health Care Providers and Services 4.0%
HealthSouth*	1,017,500		5,046,800
WellCare Health Plans*	60,000		3,397,800
			8,444,600
Hotels, Restaurants and Leisure 8.6%
Landry's Restaurants	110,000		3,316,500
Penn National Gaming*	110,000		4,017,200
Ruby Tuesday	230,000		6,483,700
WMS Industries*	150,000		4,381,500
			18,198,900
Household Durables 2.0%
Harman International Industries	50,000		4,172,000

Insurance 8.9%
W.R. Berkley	150,000		5,308,500
Endurance Specialty Holdings	116,000		4,090,160
Hanover Insurance Group	110,000		4,909,300
Infinity Property and Casualty	110,000		4,524,300
			18,832,260

Machinery 4.5%
Mueller Industries	145,000		5,099,650
Terex*	100,000		4,522,000
			9,621,650
Media 1.9%
Cadmus Communications	269,450		4,025,583

Multiline Retail 1.9%
Fred's	320,000		4,038,400

Oil, Gas and Consumable Fuels 1.4%
Peabody Energy	80,000		2,942,400

Pharmaceuticals 2.3%
Andrx*	200,000		4,886,000

Semiconductors and Semiconductor Equipment 3.0%
Cypress Semiconductor*	275,000		4,886,750
Varian Semiconductor Equipment Associates*	39,300		1,442,310
			6,329,060
Software 2.2%
Quest Software*	325,000		4,641,000

Specialty Retail 4.3%
Claire's Stores	200,000		5,832,000
Pacific Sunwear of California*	225,000		3,393,000
			9,225,000

Total Common Stocks			210,725,247

Repurchase Agreement 0.8%
State Street Bank 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $1,647,624, collateralized by: $1,385,000 US Treasury Bonds 7.25%, 5/15/2016 with a fair market value of $1,697,218	$1,647,000		1,647,000
Total Investments 100.0%			212,372,247

Other Assets Less Liabilities 0.0%			(47,501)

Net Assets 100.0%			$212,324,746

____________
*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed securities, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

(1)
These notes are exchangeable at maturity for the value of the common stock of five companies in the home building industry. The maturity value of each stock is limited to 115% of the stock's price at the date of purchase of the notes.

(2)
These notes are exchangeable at maturity for the value of the common stock of Yahoo! (Internet Software and Services). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(3)
These notes are exchangeable at maturity for the value of the common stock of Marvell Technology Group (Semiconductors and Semiconductor Equipment). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(4)
These notes are exchangeable at maturity for the value of the common stock of Seagate Technology (Computers and Peripherals). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(5)
These notes are exchangeable at maturity for the value of the common stock of Peabody Energy (Oil, Gas and Consumable Fuels). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(6)
These notes are exchangeable at maturity for the value of the common stock of eBay (Internet Software and Services). The maturity value of the stock is limited to 120% of the stock's price at the date of purchase of the notes.

(7)	All or part of the security is held as collateral for options written. As of September 30, 2006, the value of securities held as collateral was $64,802 for Seligman Common Stock Portfolio.
Ø	Securities issued by these agencies are neither guaranteed nor issued by the US Government.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2006.
ADR - American Depositary Receipts.
FDR - Fiduciary Depositary Receipts.
TBA - To-be-announced.
See accompanying notes.

Seligman Portfolios, Inc.
Notes to Schedules of Investments (unaudited)
September 30, 2006

1.
Organization - Seligman Portfolios, Inc. (the “Fund”) consists of nine separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”).

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved “fair value” procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

The books and records of each Portfolio are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value.

3.
At September 30, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of purchased options and foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Total Unrealized Appreciation		Total Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Capital Portfolio	$10,593,267	$ 981,860		$ 223,986		$ 757,874
Cash Management Portfolio	12,359,907	—		—		—
Common Stock Portfolio	7,237,994	551,807	*	398,803	*	153,004	*
Communications and Information Portfolio	55,806,754	2,925,012		2,282,507		642,505
Global Technology Portfolio	7,958,011	440,404	**	341,830	**	98,574	**
International Growth Portfolio	3,276,603	486,766	**	31,651	**	455,115	**
Investment Grade Portfolio	2,123,867	29,836		2,615		27,221
Large-Cap Value Portfolio	3,450,663	1,157,841		118,481		1,039,360
Smaller-Cap Value Portfolio	167,090,846	53,486,394		8,204,993		45,281,401
____________
*   Includes the effect of options written.
** Includes the effect of foreign currency translations.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

By: /S/  LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.